Accounts payable and accrued liabilities - Summary of accounts payable and accrued liabilities (Detail) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018	Dec. 01, 2017
Trade And Other Payables [Line Items]
Trade payables	$ 13,106	$ 15,583	$ 5,405
Accrued liabilities and other payables	15,028	6,575	10,582
Salaries and benefits due to related parties	555	485	512
Employee salaries and benefits payable	473	433	395
Liability related to deferred stock unit plan	625	1,268	1,103
Accrued interest payable on convertible unsecured senior notes	1,386	1,486	0
Total	$ 31,173	$ 25,830	$ 17,997